RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Jul. 13, 2022	Jul. 31, 2022	Aug. 26, 2020	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Stock issued during period, shares, issued for services	457,143	457,143
Stock issued during period, value, issued for services	$ 48,000		$ 200,454	$ 48,000	$ 116,104	$ 541,100			$ 761,954	$ 1,275,703
Keystone Business Development Partners [Member]
Consulting fees							$ 15,000	$ 15,000	40,425	20,000
Accrued liability									0	0
Ancient Investments, LLC
Consulting fees							100,000	74,000	184,000	98,000
Accrued liability							15,000		15,000	0
Edward DeFeudis
Consulting fees							52,000	52,000	122,000	40,000
Accrued liability							10,000		0
AMP Web Services
Consulting fees							35,000	$ 37,000	86,000	49,500
Accrued liability							$ 7,000		$ 7,000	$ 0
Stock issued during period, shares, issued for services			4,090,909
Stock issued during period, value, issued for services			$ 13,500